ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [table]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2020. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

(MILLIONS)	Private Equity	Infrastructure	Real Estate, Renewable Power and Other	Total
Cash and cash equivalents	$105	$—	$38	$143
Accounts receivable and other	1,441	408	76	1,925
Inventory	12	—	55	67
Property, plant and equipment	84	7,334	661	8,079
Intangible assets	27	532	66	625
Goodwill	63	27	55	145
Deferred income tax assets	31	—	15	46
Total assets	1,763	8,301	966	11,030
Less:
Accounts payable and other	(55)	(2,518)	(227)	(2,800)
Non-recourse borrowings	(1,016)	(2,356)	(470)	(3,842)
Deferred income tax liabilities	—	(22)	(12)	(34)
Non-controlling interests[1]	(227)	—	(47)	(274)
	(1,298)	(4,896)	(756)	(6,950)
Net assets acquired	$465	$3,405	$210	$4,080

Consideration[2]	$465	$3,405	$210	$4,080
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
he valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Private Equity	Infrastructure
(MILLIONS)	IndoStar	Summit DigiTel
Cash and cash equivalents	$78	$—
Accounts receivable and other	1,391	408
Property, plant and equipment	9	7,334
Intangible assets	20	532
Goodwill	21	27
Deferred income tax assets	28	—
Total assets	1,547	8,301
Less:
Accounts payable and other	(30)	(2,518)
Non-recourse borrowings	(1,003)	(2,356)
Deferred income tax liabilities	—	(22)
Non-controlling interests[1]	(219)	—
	(1,252)	(4,896)
Net assets acquired	$295	$3,405

Consideration[2]	$295	$3,405
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2019. No material changes were made to those allocations disclosed in the 2019 consolidated financial statements:

(MILLIONS)	Private Equity	Infrastructure	Real Estate	Renewable Power and Other	Total
Cash and cash equivalents	$344	$94	$31	$6	$475
Accounts receivable and other	6,706	553	114	110	7,483
Assets classified as held for sale	—	1,584	—	—	1,584
Inventory	2,230	74	46	13	2,363
Equity accounted investments	847	48	—	—	895
Investment properties	—	211	3,458	—	3,669
Property, plant and equipment	6,650	8,710	785	1,308	17,453
Intangible assets	7,057	3,248	28	—	10,333
Goodwill	3,479	2,644	2	—	6,125
Deferred income tax assets	363	46	—	—	409
Total assets	27,676	17,212	4,464	1,437	50,789
Less:
Accounts payable and other	(5,025)	(2,425)	(2,394)	(101)	(9,945)
Non-recourse borrowings	(1,084)	(1,980)	(537)	(319)	(3,920)
Deferred income tax liabilities	(1,142)	(1,248)	—	(36)	(2,426)
Non-controlling interests[1]	(1,749)	(828)	(88)	—	(2,665)
	(9,000)	(6,481)	(3,019)	(456)	(18,956)
Net assets acquired	$18,676	$10,731	$1,445	$981	$31,833

Consideration[2]	$18,672	$10,731	$1,445	$981	$31,829
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2019. No material changes were made to those allocations disclosed in the 2019 consolidated financial statements.

	Private Equity			Infrastructure			Real Estate	Renewable Power
(MILLIONS)	Clarios	Healthscope	Genworth	East-West Pipeline	Genesee & Wyoming	NorthRiver	Aveo Group	Arcadia
Cash and cash equivalents	$11	$25	$253	$—	$67	$2	$27	$3
Accounts receivable and other	1,503	196	4,796	66	461	—	92	31
Assets classified as held for sale	—	—	—	—	1,584	—	—	—
Inventory	1,775	41	—	28	43	3	43	7
Equity accounted investments	838	9	—	—	48	—	—	—
Investment properties	—	—	—	—	—	—	3,458	—
Property, plant and equipment	3,582	2,590	10	2,134	5,283	1,198	95	759
Intangible assets	6,420	280	243	295	1,992	74	2	—
Goodwill	1,894	1,548	—	—	2,042	218	—	—
Deferred income tax assets	181	136	—	—	5	41	—	—
Total assets	16,204	4,825	5,302	2,523	11,525	1,536	3,717	800
Less:
Accounts payable and other	(1,998)	(691)	(1,954)	(66)	(2,071)	(218)	(2,368)	(65)
Non-recourse borrowings	—	—	(342)	—	(1,567)	—	(537)	—
Deferred income tax liabilities	(967)	(79)	(49)	—	(1,111)	—	—	—
Non-controlling interests[1]	(469)	—	(1,279)	(578)	(250)	—	(88)	—
	(3,434)	(770)	(3,624)	(644)	(4,999)	(218)	(2,993)	(65)
Net assets acquired	$12,770	$4,055	$1,678	$1,879	$6,526	$1,318	$724	$735

Consideration[2]	$12,770	$4,055	$1,674	$1,879	$6,526	$1,318	$724	$735
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.